Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid and input VAT		¥ 58,234		¥ 14,440
Prepaid marketing expenses		23,756		9,059
Interest receivables	[1]	11,632
Prepaid expenses	[2]	10,820		10,081
Deferred IPO expenses				5,746
Deposits	[3]	4,595		5,154
Receivables from third-party payment platforms		3,886		3,045
Staff advances		9,242		932
Others		2,743		536
Total		¥ 124,908	$ 18,169	¥ 48,993

[1]	Represented interest receivables from short-term investments (Note 3).
[2]	Represented the prepaid expenses for telecommunications, network, service for online live steaming, advertising and rental.
[3]	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.